Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Detail) - shares	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	54,372,931	55,011,019
Effect of dilutive share options outstanding	998,895	1,231,145
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	55,371,826	56,242,164